Borrowings (Tables)	12 Months Ended
Sep. 30, 2021
Borrowings
Schedule of borrowings

	2021	2020	2019
	$	$	$
Current liabilities
Bridging finance	—	1,033,632	—
Convertible loan notes B	—	4,426,340	—
	—	5,459,972	—
Non-current Liabilities
Convertible loan notes B	—	—	3,297,468

	2021	2020	2019
	$	$	$
Fair value
Bridging finance	—	1,033,632	—
Convertible loan notes A (treated as equity)	—	1,411,034	1,411,034
Convertible loan notes B	—	4,426,340	3,297,468
	—	6,871,006	4,708,502